Restructuring, termination and other exit obligations (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Summary of restructuring, termination and other exit obligations

	Year ended December 31, 2016
	Termination	Lease-exit	Total
Balance, beginning of year	$—	$—	$—
Additions	7,198	11,802	19,000
Additions: Interest and other	—	509	509
Payments	(3,876)	(1,196)	(5,072)
Impact of foreign exchange	(44)	(270)	(314)
Balance, end of year	3,278	10,845	14,123
Less: current portion	(2,903)	(2,505)	(5,408)
Long-term portion	$375	$8,340	$8,715